Earnings Per Common Share - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2005 Incentive Stock Option Plan	Dec. 31, 2012 U.S. Treasury's Capital Purchase Program	Dec. 31, 2011 U.S. Treasury's Capital Purchase Program	Dec. 31, 2010 December 2010 Warrants
Class of Warrant or Right [Line Items]
Shares outstanding under the Incentive Stock Option Plan			74,020
Warrants to purchase common shares outstanding related to common stock issuances				227,376	227,376	71,984
Options and warrants not included in computation of diluted earnings per common shares	63,308	126,292
Dilutive effect of Capital Purchase Plan warrants	1,063	1,291
Exercise price of Capital Purchase Plan warrants to purchase common shares	$ 65.97